SCHEDULE OF EXPENSES RELATING TO LEASES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Right-of-use Asset
Depreciation Expense (for Leased Assets)	$ 235,241	$ 212,474	$ 200,785
Interest expense (included in finance costs)	15,215	16,338
Low value leases	$ 26,408